Income Taxes - Schedule of Statutory Federal Income Tax Benefit (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Federal Income Tax Benefit [Abstract]
Federal statutory blended income tax rates					(21.00%)	(21.00%)
State statutory income tax rate, net of federal benefit					(5.00%)	(5.00%)
Change in valuation allowance					26.00%	26.00%
Other	0.00%	0.00%	0.00%	0.00%
Effective tax rate